Financial Instruments - Summary of Republic Shares (Detail) - Equity investments [member] - Republic Airways Holdings [Member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Growth Rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase	$ 109.5
Probable Scenario	96.4
Decrease	83.9
Discount rate, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase	64.1
Probable Scenario	96.4
Decrease	$ 134.7